Share capital (Details - Shares rollforward) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 29, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Issued and fully paid	25,000,000	20,000,000	12,258,458	12,258,458	0
Issued and fully paid	5,000,000	7,741,542	12,258,458